UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

November 30, 2016

EXF-QTLY-0117
1.810713.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Distributors - 0.9%
LKQ Corp. (a)	458,600	$15,056
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International, Inc.	126,900	6,043
Household Durables - 0.9%
NVR, Inc. (a)	10,000	15,950
Internet & Direct Marketing Retail - 2.1%
Liberty Expedia Holdings, Inc. (a)	89,760	3,946
Liberty Interactive Corp.:
(Venture Group) Series A (a)	134,640	5,254
QVC Group Series A (a)	594,000	12,302
Priceline Group, Inc. (a)	9,500	14,285
		35,787
Media - 15.8%
Charter Communications, Inc. Class A (a)	116,100	31,963
Comcast Corp. Class A	641,300	44,577
Discovery Communications, Inc. Class A (a)	422,900	11,456
Liberty Broadband Corp. Class A (a)	90,088	6,264
Liberty Global PLC:
Class C (a)	1,177,100	35,843
LiLAC Class C (a)	329,757	6,981
Liberty Media Corp.:
Liberty Braves Class A(a)(b)	294,200	5,928
Liberty Media Class A(a)(b)	696,900	21,806
Liberty SiriusXM Class A(a)(b)	424,200	15,398
Starz Series A (a)	490,100	16,595
The Madison Square Garden Co. (a)	62,400	10,835
The Walt Disney Co.	264,800	26,247
Time Warner, Inc.	205,400	18,860
Twenty-First Century Fox, Inc. Class A	403,800	11,351
Vivendi SA	579,500	11,028
		275,132
Multiline Retail - 1.6%
Dollar General Corp.	234,100	18,101
Dollar Tree, Inc. (a)	106,600	9,398
		27,499
Specialty Retail - 0.4%
Cabela's, Inc. Class A (a)	56,200	3,498
CarMax, Inc. (a)(c)	69,000	3,988
		7,486
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	148,200	3,443

TOTAL CONSUMER DISCRETIONARY		386,396

CONSUMER STAPLES - 8.7%
Beverages - 3.4%
Anheuser-Busch InBev SA NV	176,900	18,381
Coca-Cola European Partners PLC	471,800	15,315
Molson Coors Brewing Co. Class B	256,600	25,154
		58,850
Food & Staples Retailing - 0.9%
Walgreens Boots Alliance, Inc.	186,300	15,785
Food Products - 3.8%
Gores Holdings, Inc. (a)	1,807,500	23,407
The Kraft Heinz Co.	393,300	32,113
WhiteWave Foods Co. (a)	194,500	10,715
		66,235
Personal Products - 0.6%
Coty, Inc. Class A	561,500	10,506

TOTAL CONSUMER STAPLES		151,376

ENERGY - 8.9%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	223,000	14,346
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	256,600	28,626
ConocoPhillips Co.	351,200	17,040
Exxon Mobil Corp.	307,714	26,863
Kinder Morgan, Inc.	1,618,600	35,933
Phillips 66 Co.	261,000	21,684
The Williams Companies, Inc.	312,400	9,591
		139,737

TOTAL ENERGY		154,083

FINANCIALS - 23.3%
Banks - 8.5%
Bank of America Corp.	2,061,300	43,535
JPMorgan Chase & Co.	535,500	42,931
U.S. Bancorp	417,900	20,736
Wells Fargo & Co.	791,300	41,876
		149,078
Capital Markets - 1.4%
Brookfield Asset Management, Inc. Class A (c)	732,000	24,375
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	461,000	72,578
Insurance - 9.2%
AFLAC, Inc.	214,600	15,318
Allstate Corp.	273,200	19,102
Chubb Ltd.	256,658	32,852
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,100	14,303
Marsh & McLennan Companies, Inc.	194,900	13,509
The Travelers Companies, Inc.	212,700	24,110
Torchmark Corp.	351,800	24,658
Willis Group Holdings PLC	130,700	16,255
		160,107

TOTAL FINANCIALS		406,138

HEALTH CARE - 12.4%
Biotechnology - 0.7%
Gilead Sciences, Inc.	176,500	13,008
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	55,500	9,385
Danaher Corp.	447,900	35,012
Medtronic PLC	368,600	26,911
St. Jude Medical, Inc.	132,900	10,526
		81,834
Health Care Providers & Services - 5.9%
Aetna, Inc.	104,600	13,686
Anthem, Inc.	138,600	19,755
Express Scripts Holding Co. (a)	128,300	9,735
Laboratory Corp. of America Holdings (a)	126,900	15,970
McKesson Corp.	68,700	9,880
Quest Diagnostics, Inc.	188,700	16,504
UnitedHealth Group, Inc.	102,200	16,180
		101,710
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	140,400	19,671

TOTAL HEALTH CARE		216,223

INDUSTRIALS - 7.9%
Aerospace & Defense - 3.0%
General Dynamics Corp.	145,800	25,566
TransDigm Group, Inc.	105,600	26,551
		52,117
Electrical Equipment - 2.1%
AMETEK, Inc.	533,924	25,281
Fortive Corp.	204,600	11,251
		36,532
Industrial Conglomerates - 1.5%
Roper Technologies, Inc.	146,900	26,605
Machinery - 1.3%
Allison Transmission Holdings, Inc.	256,300	8,501
Colfax Corp. (a)	346,500	13,032
		21,533

TOTAL INDUSTRIALS		136,787

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	665,300	19,839
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	224,000	15,290
Ingram Micro, Inc. Class A	148,500	5,560
		20,850
Internet Software & Services - 4.0%
Alphabet, Inc. Class A (a)	79,500	61,682
LinkedIn Corp. Class A (a)	36,600	7,146
		68,828
IT Services - 3.3%
Amdocs Ltd.	133,300	7,861
Fidelity National Information Services, Inc.	163,800	12,644
First Data Corp. Class A (a)	1,551,300	22,602
FleetCor Technologies, Inc. (a)	92,400	13,799
		56,906
Software - 2.5%
Constellation Software, Inc.	57,000	26,582
Microsoft Corp.	292,600	17,632
Trion World Network, Inc. (a)(d)	1,062,359	96
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)	28,722	0
warrants 10/3/18 (a)(d)	42,310	0
		44,310
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	250,900	27,729

TOTAL INFORMATION TECHNOLOGY		238,462

MATERIALS - 2.0%
Chemicals - 2.0%
CF Industries Holdings, Inc.	112,300	3,250
LyondellBasell Industries NV Class A	252,900	22,842
Monsanto Co.	85,900	8,823
		34,915
TOTAL COMMON STOCKS
(Cost $1,517,477)		1,724,380
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 12% 10/10/19 pay-in-kind (d)(e)
(Cost $401)	401	176
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.39% (f)	14,397,987	14,401
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	28,627,322	28,633
TOTAL MONEY MARKET FUNDS
(Cost $43,030)		43,034
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $1,560,908)		1,767,590
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(28,563)
NET ASSETS - 100%		$1,739,027

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $272,000 or 0.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc.	8/22/08 - 3/20/13	$5,798
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 10/10/16	$401

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$63
Fidelity Securities Lending Cash Central Fund	19
Total	$82

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Liberty Media Corp. Liberty Braves Class A	$3,268	$1,694	$--	$--	$5,928
Liberty Media Corp. Liberty Media Class A	13,112	1,961	--	--	21,806
Liberty Media Corp. Liberty SiriusXM Class A	14,215	--	--	--	15,398
Total	$30,595	$3,655	$--	$--	$43,132

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$386,396	$375,368	$11,028	$--
Consumer Staples	151,376	151,376	--	--
Energy	154,083	154,083	--	--
Financials	406,138	406,138	--	--
Health Care	216,223	216,223	--	--
Industrials	136,787	136,787	--	--
Information Technology	238,462	238,366	--	96
Materials	34,915	34,915	--	--
Corporate Bonds	176	--	--	176
Money Market Funds	43,034	43,034	--	--
Total Investments in Securities:	$1,767,590	$1,756,290	$11,028	$272

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,563,481,000. Net unrealized appreciation aggregated $204,109,000, of which $236,376,000 related to appreciated investment securities and $32,267,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017